SCHEDULE OF TRADE AND BILLS PAYABLE (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ 1,175,539	$ 262,345
Within 1 month [member]
IfrsStatementLineItems [Line Items]
Total	74,080	250,345
1 to 3 months [member]
IfrsStatementLineItems [Line Items]
Total	547,242	12,000
Over 3 Months [Member]
IfrsStatementLineItems [Line Items]
Total	$ 554,217